UNITED STATES
			SECURITIES AND EXCHANGE COMMISSION

			  Washington,  D.C.     20549


		                   FORM N-Q

		 QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
              REGISTERED MANAGEMENT INVESTMENT COMPANIES



            Investment Company Act file number 811-03634
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                      The Guardian Bond Fund, Inc.
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          (Exact name of registrant as specified in charter)


                 7 Hanover Square New York, N.Y. 10004
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         (Address of principal executive offices)   (Zip code)


     Frank L. Pepe                         Thomas G. Sorell
     The Guardian Bond Fund, Inc.          The Guardian Bond Fund, Inc.
     7 Hanover Square                      7 Hanover Square
     New York, N.Y. 10004                  New York, N.Y. 10004

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                    (Name and address of agents for service)


  Registrant's telephone number, including area code:  (800) 221-3253
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		Date of fiscal year end:  December 31
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 		Date of reporting period:  September 30, 2005
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

ITEM 1. SCHEDULE OF INVESTMENTS.


The Guardian Bond Fund, Inc.

 Schedule of Investments

September 30, 2005 (Unaudited)


   Principal
   Amount                                              Value
------------------------------------------------------------------

Asset Backed Securities - 8.0%
$   2,890,000   Ameriquest Mtg. Secs., Inc.
                2003-5 A6
                4.541% due 4/25/2033                 $   2,861,966
      465,762   Amresco
                1997-1 MIF
                7.42% due 3/25/2027                        464,273
    1,750,000   Capital Auto Receivables Asset Tr.
                2005-1 A4
                4.05% due 7/15/2009                      1,736,396
    3,136,000   Carmax Auto Owner Tr.
                2005-1 A4
                4.35% due 3/15/2010                      3,115,883
      700,000   Caterpillar Financial Asset Tr.
                2004-A A3
                3.13% due 1/26/2009                        691,319
      520,000   Countrywide Asset-Backed Certificates
                2004-S1 A2
                3.872% due 3/25/2020                       511,561
    3,500,000   New Century Home Equity Loan Tr.
                2005-A A 4
                5.114% due 8/25/2035(1)                  3,446,780
    1,800,000   Nissan Auto Receivables Owner Tr.
                2003-B A4
                2.05% due 3/16/2009                      1,753,548
    2,900,000   Renaissance Home Equity Loan Tr.
                2005-2 AF3
                4.499% due 8/25/2035(1)                  2,865,887
      125,429   Residential Asset Mtg. Prods., Inc.
                2003-RZ3 A3
                2.14% due 2/25/2030                        125,032
    3,600,000   Residential Funding Mtg. Secs.
                2003-HS3 AI2
                3.15% due 7/25/2018                      3,546,589
    4,100,000   Vanderbilt Acquisition Loan Tr.
                2002-1 A3
                5.70% due 9/7/2023                       4,124,216
      770,000   Volkswagen Auto Lease Tr.
                2004-A A4A
                3.09% due 8/20/2010                        755,483
      530,000   WFS Financial Owner Tr.
                2003-3 A4
                3.25% due 5/20/2011                        521,880

   Total Asset Backed Securities
(Cost $26,779,283)                                      26,520,813

Collateralized Mortgage Obligations - 14.7%
   Countrywide Home Loans
$   5,942,951   2005-21 A2
                5.50% due 10/25/2035                 $   5,894,667
    3,008,342   2002-19 1A1
                6.25% due 11/25/2032                     3,026,863
                FHLMC


   Principal
   Amount                                              Value
------------------------------------------------------------------
$   1,132,276   H006 A2
                2.837% due 2/15/2010                 $   1,119,041
    1,650,000   2626 KA
                3.00% due 3/15/2030                      1,565,707
    1,900,529   1534 Z
                5.00% due 6/15/2023                      1,865,322
      915,000   2500 TD
                5.50% due 2/15/2016                        923,524
    3,500,000   2744 PC
                5.50% due 1/15/2031                      3,565,469
    2,204,840   2744 VC
                5.50% due 4/15/2011                      2,244,523
    2,800,000   2367 ME
                6.50% due 10/15/2031                     2,929,979
                FNMA
    2,792,000   2005-22 HK
                5.00% due 11/25/2023                     2,799,590
    3,300,000   2005-39 CL
                5.00% due 12/25/2021                     3,298,341
    1,616,947   2001-51 PH
                6.00% due 8/25/2030                      1,635,711
    6,565,885   J.P. Morgan Mtg. Tr.
                2005-S2 2A15
                6.00% due 9/25/2035                      6,623,337
    2,142,000   Mastr Asset Securitization Tr.
                2003-10 3A7
                5.50% due 11/25/2033                     2,127,882
                Wells Fargo Mtg.-Backed Secs. Tr.
    3,500,000   2003-11 1A3
                4.75% due 10/25/2018                     3,461,831
    5,716,808   2005-5 1A1
                5.00% due 5/25/2020                      5,684,993

   Total Collateralized Mortgage Obligations
(Cost $49,525,779)                                      48,766,780

Commercial Mortgage Backed Securities - 6.8%
                Chase Comm'l. Mtg. Secs. Corp.
$     715,000   1998-2 A2
                6.39% due 11/18/2030                 $     746,922
      600,000   1997-1 C
                7.37% due 6/19/2029                        621,863
    3,500,000   Crown Castle Towers LLC
                2005-1A AFX
                4.643% due 6/15/2035+                    3,439,949
      955,686   First Union National Bank Comm'l. Mtg. Tr.
                2000-C2 A1
                6.94% due 10/15/2032                       985,863
    3,500,000   GE Comm'l. Mtg. Corp.
                2005-C1 A5
                4.772% due 6/10/2048                     3,439,375
    1,603,422   GMAC Comm'l. Mtg. Sec., Inc.
                1997-C1 A3
                6.869% due 7/15/2029                     1,651,932
    3,450,000   Greenwich Capital Comm'l. Funding Corp.
                2005-GG3 AJ
                4.859% due 8/10/2042                     3,389,944


   Principal
   Amount                                              Value
------------------------------------------------------------------
$   3,500,000   J.P. Morgan Chase Comm'l. Mtg. Secs.
                2005-LDP4 A4
                4.918% due 10/15/2042                $   3,465,000
      400,000   Merrill Lynch Mtg. Tr.
                2004-BPC1 A5
                4.855% due 10/12/2041                      395,205
       43,219   Midland Realty Acceptance Corp.
                1996-C1 C
                7.857% due 8/25/2028(1)                     43,112
      525,000   Morgan Stanley Capital I
                1999-RM1 E
                7.21% due 12/15/2031(1)                    558,871
      604,689   Mtg. Capital Funding, Inc.
                1997-MC1 A3
                7.288% due 7/20/2027                       617,325
    3,250,000   Wachovia Bank Comm'l Mtg. Tr.
                2005-C20 AMFX
                5.179% due 7/15/2042                     3,264,081

   Total Commercial Mortgage Backed Securities
(Cost $23,126,459)                                      22,619,442

Corporate Bonds - 18.9%
Aerospace and Defense - 0.8%
$     500,000   General Dynamics Corp.
                4.50% due 8/15/2010                  $     496,744
      200,000   Lockheed Martin Corp.
                8.50% due 12/1/2029                        275,932
      200,000   Northrop Grumman Corp.
                7.125% due 2/15/2011                       221,028
      500,000   TRW, Inc.
                7.75% due 6/1/2029                         639,149
                United Technologies Corp.
      500,000   4.375% due 5/1/2010                        494,581
      400,000   5.40% due 5/1/2035                         399,640

                                                         2,527,074

Automotive - 0.6%
                DaimlerChrysler NA Hldg.
      375,000   4.05% due 6/4/2008                         366,208
      175,000   6.50% due 11/15/2013                       185,025
       90,000   8.50% due 1/18/2031                        108,963
                Ford Motor Credit Co.
      600,000   6.50% due 1/25/2007                        600,698
      300,000   7.00% due 10/1/2013                        278,207
      500,000   General Motors Acceptance Corp.
                6.125% due 9/15/2006                       501,588

                                                         2,040,689

Banking - 0.2%
      650,000   BB&T Corp.
                4.90% due 6/30/2017                        635,915

Chemicals - 0.1%
      350,000   Lubrizol Corp.
                5.50% due 10/1/2014                        351,228



   Principal
   Amount                                              Value
------------------------------------------------------------------
Electric - 0.8%
$     450,000   Alabama Power Co.
                5.65% due 3/15/2035                  $     437,476
      450,000   Exelon Corp.
                4.45% due 6/15/2010                        436,725
      650,000   Florida Power & Light Co.
                4.95% due 6/1/2035                         602,515
      450,000   Pacific Gas & Electric Co.
                6.05% due 3/1/2034                         468,176
      700,000   Potomac Edison Co.
                5.35% due 11/15/2014                       707,603

                                                         2,652,495

Energy - 0.5%
      968,500   RAS Laffan Liquefied Natural Gas
                3.437% due 9/15/2009+                      936,646
      650,000   Western Oil Sands, Inc.
                8.375% due 5/1/2012                        746,688

                                                         1,683,334

Energy-Refining - 0.4%
    1,000,000   Tosco Corp.
                8.125% due 2/15/2030                     1,358,270

Entertainment - 0.3%
      750,000   Time Warner, Inc.
                7.57% due 2/1/2024                         856,207

Environmental - 0.3%
      850,000   Waste Management, Inc.
                7.375% due 8/1/2010                        934,708

Finance Companies - 1.3%
    1,000,000   Capital One Bank
                5.75% due 9/15/2010                      1,033,164
    1,000,000   CIT Group, Inc.
                4.022% due 5/18/2007(1)                  1,002,633
      400,000   General Electric Capital Corp.
                6.75% due 3/15/2032                        470,491
    1,000,000   Household Finance Corp.
                6.375% due 11/27/2012                    1,074,540
      750,000   MBNA America Bank Nat'l.
                7.125% due 11/15/2012                      843,083

                                                         4,423,911

Financial - 1.2%
      450,000   Credit Suisse First Boston
                6.50% due 1/15/2012                        487,275
    1,100,000   Goldman Sachs Group, Inc.
                5.125% due 1/15/2015                     1,096,596
                Lehman Brothers Hldgs., Inc.
      500,000   4.25% due 1/27/2010                        489,162
      550,000   6.625% due 1/18/2012                       598,299
      600,000   Merrill Lynch & Co.
                5.00% due 1/15/2015                        596,747
                Morgan Stanley
      300,000   4.00% due 1/15/2010                        290,338


   Principal
   Amount                                              Value
------------------------------------------------------------------
$     450,000   4.75% due 4/1/2014                   $     434,144

                                                         3,992,561

Financial-Banks - 2.0%
    1,150,000   Bank of America Corp.
                4.875% due 9/15/2012                     1,149,713
      600,000   Bank One Corp.
                5.25% due 1/30/2013                        604,928
    1,200,000   Citigroup, Inc.
                5.00% due 9/15/2014                      1,193,521
      700,000   City Nat'l. Corp.
                5.125% due 2/15/2013                       700,225
      400,000   HSBC USA, Inc.
                4.625% due 4/1/2014                        388,239
      900,000   J.P. Morgan Chase & Co.
                5.75% due 1/2/2013                         935,916
      500,000   Sovereign Bank
                5.125% due 3/15/2013                       497,754
      400,000   Wachovia Corp.
                5.25% due 8/1/2014                         405,609
      300,000   Washington Mutual Bank
                5.65% due 8/15/2014                        308,180
      500,000   Zions Bancorp
                6.00% due 9/15/2015                        530,815

                                                         6,714,900

Food and Beverage - 0.4%
      950,000   Kellogg Co.
                2.875% due 6/1/2008                        906,477
      550,000   Kraft Foods, Inc.
                5.25% due 10/1/2013                        556,073

                                                         1,462,550

Gaming - 0.1%
      350,000   Harrahs Operating Co., Inc.
                5.625% due 6/1/2015+                       345,996

Health Care - 0.1%
      350,000   Wellpoint, Inc.
                5.00% due 12/15/2014                       348,191

Home Construction - 0.4%
      500,000   D. R. Horton, Inc.
                5.625% due 1/15/2016                       478,041
      700,000   Ryland Group, Inc.
                5.375% due 6/1/2008                        703,312

                                                         1,181,353

Insurance - 0.7%
      550,000   Genworth Financial, Inc.
                4.95% due 10/1/2015                        541,045
   Metlife, Inc.
      600,000   5.00% due 6/15/2015                        592,260
      300,000   5.70% due 6/15/2035                        298,225
      900,000   Willis Group NA
                5.625% due 7/15/2015                       894,210

                                                         2,325,740


   Principal
   Amount                                              Value
------------------------------------------------------------------
Media-Cable - 0.8%
$     600,000   AT & T Broadband Corp.
                9.455% due 11/15/2022                $     808,073
    1,700,000   Comcast Cable Comm., Inc.
                6.875% due 6/15/2009                     1,812,399

                                                         2,620,472

Media-NonCable - 1.0%
      300,000   News America Hldgs.
                8.00% due 10/17/2016                       359,077
    2,850,000   Scholastic Corp.
                5.75% due 1/15/2007                      2,877,662

                                                         3,236,739

Merchandising-Supermarkets - 0.6%
    1,000,000   Delhaize America, Inc.
                7.375% due 4/15/2006                     1,013,799
    1,000,000   Safeway, Inc.
                6.15% due 3/1/2006                       1,003,895

                                                         2,017,694

Metals and Mining - 0.2%
      800,000   Noranda, Inc.
                6.00% due 10/15/2015                       815,186

Natural Gas-Pipelines - 0.2%
      600,000   Keyspan Corp.
                7.625% due 11/15/2010                      676,729

Pharmaceuticals - 0.4%
   Genentech, Inc.
      650,000   4.75% due 7/15/2015+                       637,509
      550,000   5.25% due 7/15/2035+                       529,924

                                                         1,167,433

Railroads - 0.6%
      550,000   Burlington Northern Santa Fe Corp.
                7.95% due 8/15/2030                        722,276
      300,000   CSX Corp.
                4.875% due 11/1/2009                       299,496
    1,000,000   Norfolk Southern Corp.
                6.75% due 2/15/2011                      1,089,660

                                                         2,111,432

Real Estate Investment Trust - 0.4%
                EOP Operating LP
      300,000   4.75% due 3/15/2014                        288,928
      225,000   7.00% due 7/15/2011                        245,515
      550,000   Liberty Ppty. LP
                7.25% due 3/15/2011                        602,998
      275,000   Regency Centers LP
                6.75% due 1/15/2012                        296,081

                                                         1,433,522

Retailers - 1.0%
      500,000   CVS Corp.
                4.875% due 9/15/2014                       489,527


   Principal
   Amount                                              Value
------------------------------------------------------------------
$     350,000   Federated Department Stores, Inc.
                7.00% due 2/15/2028                  $     379,136
      750,000   Staples, Inc.
                7.375% due 10/1/2012                       842,689
   Wal-Mart Stores, Inc.
      350,000   4.50% due 7/1/2015                         338,633
    1,196,000   8.75% due 12/29/2006                     1,198,452

                                                         3,248,437

Technology - 0.5%
      600,000   First Data Corp.
                4.95% due 6/15/2015                        595,360
      450,000   Motorola, Inc.
                6.50% due 9/1/2025                         490,292
      500,000   Pitney Bowes, Inc.
                4.75% due 1/15/2016                        488,833

                                                         1,574,485

Utilities-Electric and Water - 0.6%
      500,000   FirstEnergy Corp.
                6.45% due 11/15/2011                       532,382
    1,000,000   Public Service Co. of New Mexico
                4.40% due 9/15/2008                        984,139
      500,000   Public Service Electric Gas Co.
                5.125% due 9/1/2012                        507,144

                                                         2,023,665

Wireless Communications - 1.1%
      650,000   America Movil S.A. de C.V.
                6.375% due 3/1/2035                        630,254
                AT & T Wireless Svcs., Inc.
      800,000   8.125% due 5/1/2012                        938,140
      500,000   8.75% due 3/1/2031                         674,899
    1,410,000   Verizon Wireless Capital LLC
                5.375% due 12/15/2006                    1,423,684

                                                         3,666,977

Wireline Communications - 1.3%
      500,000   Deutsche Telekom Int'l. Finance BV
                8.75% due 6/15/2030(1)                     645,509
                France Telecom S.A.
      800,000   7.75% due 3/1/2011(1)                      908,375
      335,000   8.50% due 3/1/2031(1)                      448,952
    1,150,000   Sprint Capital Corp.
                8.375% due 3/15/2012                     1,353,364
      950,000   Verizon Global Funding Corp.
                5.85% due 9/15/2035                        934,275

                                                         4,290,475

   Total Corporate Bonds
(Cost $61,644,238)                                      62,718,368

Mortgage Pass-Through Securities - 26.5%
                FHLMC
$  19,714,611   5.50% due 9/1/2034 - 6/1/2035        $  19,725,371
    5,688,276   6.00% due 11/1/2034                      5,795,313
       52,232   7.00% due 8/1/2008                          54,001


   Principal
   Amount                                              Value
------------------------------------------------------------------
                FNMA
$  19,624,667   5.00% due 6/1/2018 - 8/1/2035        $  19,291,191
   14,883,744   5.50% due 8/1/2019 - 8/1/2035           14,944,202
   12,384,762   6.00% due 10/1/2013 - 2/1/2035          12,619,532
    6,038,864   6.50% due 8/1/2010 - 4/1/2035            6,225,752
    1,018,333   7.00% due 9/1/2014 - 6/1/2032            1,065,512
      723,132   7.50% due 12/1/2029                        765,889
      491,458   8.00% due 6/1/2008 - 3/1/2031              522,839
          233   8.25% due 1/1/2009                             237
          440   8.50% due 8/1/2009                             460
    1,700,000   5.00%, (15 yr. TBA)                      1,695,220
    1,600,000   5.50%, (15 yr. TBA)                      1,623,000
                GNMA
    1,693,621   6.00% due 10/15/2032 - 12/15/2033        1,735,098
    1,690,131   6.50% due 2/15/2032 - 4/15/2033          1,758,838

   Total Mortgage Pass-Through Securities
(Cost $88,610,467)                                      87,822,455

Sovereign Debt Securities - 1.3%
                Pemex Project Funding Master Tr.
$     550,000   5.17% due 6/15/2010+(1)              $     572,275
      900,000   7.875% due 2/1/2009(1)                     974,250
      600,000   Quebec Province
                4.60% due 5/26/2015                        590,428
      950,000   Republic of South Africa
                6.50% due 6/2/2014                       1,037,875
                United Mexican States
      450,000   4.625% due 10/8/2008                       447,750
      650,000   8.00% due 9/24/2022                        789,750

   Total Sovereign Debt Securities
(Cost $4,090,132)                                        4,412,328

Taxable Municipal Security - 0.1%
$     450,000   Oregon Sch. Brds. Association
                4.759% due 6/30/2028
(Cost $450,000)                                      $     426,424

U.S. Government Securities - 19.4%
U.S. Government Agency Securities - 3.7%
                FHLMC
$   4,500,000   2.875% due 5/15/2007                 $   4,397,139
      910,000   3.15% due 12/16/2008                       874,844
                FNMA
    5,300,000   3.25% due 1/15/2008                      5,164,802
    1,710,000   4.625% due 10/15/2014                    1,710,547

                                                        12,147,332

U.S. Treasury Bonds and Notes - 15.7%
                U.S. Treasury Bonds
    7,266,000   5.375% due 2/15/2031                     8,140,187
    3,440,000   6.00% due 2/15/2026                      4,057,050
    5,720,000   6.25% due 8/15/2023                      6,839,644
                U.S. Treasury Notes
      540,000   2.75% due 8/15/2007                        526,374
   12,500,000   3.625% due 1/15/2010                    12,211,425
    1,745,000   4.125% due 8/15/2010                     1,737,162
   10,400,000   4.25% due 8/15/2015                     10,335,000


   Principal
   Amount                                              Value
------------------------------------------------------------------
$   7,305,000   4.375% due 5/15/2007 - 8/15/2012     $   7,341,627
      790,000   5.75% due 8/15/2010                        842,553

                                                        52,031,022

   Total U.S. Government Securities
(Cost $64,318,280)                                      64,178,354

Commercial Paper - 2.8%
Finance Companies - 1.1%
$   3,500,000   Barton Capital Corp.
                3.73% due 10/18/2005(2)              $   3,493,835

Utilities-Electric and Water - 1.7%
    5,700,000   National Rural Utilities Coop. Fin.
                3.77% due 10/31/2005(2)                  5,682,093

   Total Commercial Paper
                (Cost $9,175,928)                        9,175,928

Repurchase Agreement - 2.2%
$   7,209,000   State Street Bank and Trust Co.
                repurchase agreement,
                dated 9/30/2005, maturity
                value $7,211,193 at
                3.65%, due 10/3/2005(2)(3)
(Cost $7,209,000)                                    $   7,209,000

Total Investments - 100.7%
(Cost $334,929,566)                                    333,849,892
Payables for Mortgage Pass-Throughs Delayed Delivery Se -3,330,227
Cash, Receivables, and Other Assets
Less Liabilities - 0.3%                                    898,294
Net Assets - 100%                                    $ 331,417,959


+ Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to certain qualified buyers. At September 30, 2005, the aggregate market value of these securities amounted to $6,462,299 representing 1.9% of net assets.

(1) Floating rate note. The rate shown is the rate in effect at September 30, 2005.
(2) Securities are segregated to cover forward mortgage purchases. The repurchase agreement is fully collateralized by $7,390,000 U.S.
Government Agencies in 0.00%-2.50%, due 11/10/2005-3/30/2006, with a value of $7,354,073.

------------------------------------------------------------------

Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation
(depreciation) consists of:

Gross unrealized appreciation .................. $      2,648,021
Gross unrealized depreciation ..................       (3,727,695)
                                                   --------------
Net unrealized depreciation .................... $     (1,079,674)
                                                   ==============
------------------------------------------------------------------

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's certifying officers have evaluated the registrant's disclosure controls and procedures as defined in rule 30a-3(c) under the Investment Company Act of 1940 (the 1940 Act) within 90 days of the filing date of this document and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's certifying officers are aware of no changes in the registrant's internal control over financial reporting (as defined in
      rule 30a-3(d) under the 1940 Act)   that occurred during the
      registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS

The certifications required by Rule 30a-2(a) of the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Guardian Bond Fund, Inc.





By:    /s/ Thomas G. Sorell
          --------------------------------
         Thomas G. Sorell
         President of
         The Guardian Bond Fund, Inc.


Date:     November 9, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:     /s/ Thomas G. Sorell
         ----------------------------------
          Thomas G. Sorell
          President of
          The Guardian Bond Fund, Inc.


Date:    November 9, 2005





By:   /s/ Frank L. Pepe
           --------------------------------
           Frank L. Pepe
           Vice President and Treasurer of
           The Guardian Bond Fund, Inc.


Date:     November 9, 2005